Fair value measurements (Summary of Liabilities Measured at Fair Value on Recurring Basis) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Investments:
Short-term investments		¥ 124,550	$ 19,143	¥ 0
Available-for-sale securities	[1]	140,212		188,597
Recurring [Member]
Investments:
Short-term investments		124,550
Available-for-sale securities		140,212		188,597
Total		264,762
Recurring [Member] | Level 1 [Member]
Investments:
Short-term investments		29,570
Available-for-sale securities		138,251		182,480
Total		167,821
Recurring [Member] | Level 2 [Member]
Investments:
Short-term investments		94,980
Available-for-sale securities		0		0
Total		94,980
Recurring [Member] | Level 3 [Member]
Investments:
Short-term investments		0
Available-for-sale securities		1,961		¥ 6,117
Total		¥ 1,961

[1]	In 2016, one of the Group's investees became listed on NASDAQ Global Market. As the investment has readily determinable fair value upon listing, the Group reclassified this investment as an available-for-sale security upon its listing and recorded the investment at fair value with unrealized holding gain or loss recognized in other comprehensive income under ASC 320.